RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS

30.	RELATED PARTY TRANSACTIONS

Cemig’s main balances and transactions with related parties and its jointly controlled entities are as follows:

	ASSETS		LIABILITIES		REVENUE			EXPENSES
COMPANY	2021	2020	2021	2020	2021	2020	2019	2021	2020	2019
Shareholder
Minas Gerais State Government
Current
Receivables from customers and traders (1)	167	335	—	—	107	127	166	—	—	—
Non-current
Accounts Receivable – AFAC (2)	13	12	—	—	2	27	17	—	—	—

Affiliated (3)
Madeira Energia
Current
Transactions with energy (4)	8	2	13	92	95	35	—	(1,731)	(1,200)	—
Adjustment for losses (5)	—	—	162	—	—	—		(162)	—

Jointly controlled entity (3)
Aliança Geração
Current
Transactions with energy (4)	—	—	17	14	53	42	40	(196)	(174)	(166)
Provision of services (6)	1	—	—	—	5	8	7	—	—	—
Contingency (6)	—	—	52	41	—	—	—	(11)	(9)	(32)

Baguari Energia
Current
Transactions with energy (4)	—	—	1	1	—	—	—	(9)	(8)	(8)
Provision of services (6)	—	—	—	—	1	1	1	—	—	—

Norte Energia
Current
Transactions with energy (4)	2	—	35	25	26	28	22	(336)	(265)	(228)

Lightger
Current
Transactions with energy (4)	—	—	3	2	—	—	—	(28)	(23)	(21)

Hidrelétrica Pipoca
Current
Transactions with energy (4)	—	—	3	3	—	—	—	(37)	(26)	(19)
Interest on Equity, and dividends	—	3	—	—	—	—	—	—	—	—

Retiro Baixo
Current
Transactions with energy (4)	1	—	1	—	6	5	5	(5)	(5)	(5)
Interest on Equity, and dividends	7	—	—	—	—	—	—	—	—	—

Taesa
Current
Transactions with energy (4)	—	—	10	8	—	—	—	(123)	(100)	(96)
Provision of services (6)	—	—	—	—	1	1	1	—	—	—

Hidrelétrica Itaocara
Current
Adjustment for losses (8)	—	—	21	30	—	—	—	—	—	—

Axxiom
Current
Provision of services (9)	—	—	—	4	—	—	—	—	—	—

Other related parties
FIC Pampulha
Current
Cash and cash equivalents	81	171	—	—	—	—	—	—	—	—
Marketable securities	1,707	3,356	—	—	28	33	8	—	—	—
Non-current
Marketable securities	351	755	—	—	—	—	—	—	—	—

Forluz
Current
Post-employment obligations (10)	—	—	181	159	—	—	—	(201)	(206)	(197)
Supplementary pension contributions – Defined contribution plan (11)	—	—	—	—	—	—	—	(77)	(77)	(78)
Administrative running costs (12)	—	—	—	—	—	—	—	(32)	(30)	(30)
Operating leasing (13)	170	167	24	22	—	—	—	(29)	(42)	(55)
Non-current
Post-employment obligations (10)	—	—	2,490	2,750	—	—	—	—	—	—

Operating leasing (13)	—	—	163	156	—	—	—	—	—	—

Cemig Saúde
Current
Health Plan and Dental Plan (14)	—	—	184	154		—	—	(257)	(241)	(227)
Non-current
Health Plan and Dental Plan (14)	—	—	3,350	3,226	—	—	—	—	—	—

The main conditions and characteristics of interest with reference to the related party transactions are:

(1)	Refers to sale of energy supply to the Minas Gerais State government. The price of the supply is set by the grantor (Aneel) through a Resolution relating to the annual tariff adjustment of Cemig D. In 2017 the government of Minas Gerais State signed a debt recognition agreement with Cemig D for payment of debits relating to the supply of power due and unpaid, in the amount of R$113, up to November 2019. These receivables have guarantee in the form of Cemig’s right to retain dividends and Interest on Equity otherwise payable to the State (in proportion to the State’s equity interest in the Company), for as long as any payments are overdue or in default. On March, 31, 2021, Cemig D obtained authorization from the Minas Gerais State Finance Secretary to offset part of the ICMS tax payable to the state against the debt owed by the State government to the company, under State Law 23,705/2020. Until December 31, 2021, nine installments had been offset.
(2)	This refers to the recalculation of the inflation adjustment of amounts relating to the Advance against Future Capital Increase (AFAC), which were returned to the State of Minas Gerais. These receivables have guarantee in the form of Cemig’s right to retain dividends and Interest on Equity otherwise payable to the State (in proportion to the State’s equity interest in the Company), for as long as any payments are overdue or in default. For more information, see Note 11.
(3)	The relationship between Cemig and its investees are described in Note 16 – Investments.
(4)	The transactions in sale and purchase of energy between generators and distributors take place through auctions in the Regulated Market, and are organized by the federal government. In the Free Market, transactions are made through auctions or through direct contracting, under the applicable legislation. Transactions for transport of energy, on the other hand, are carried out by transmission companies and arise from the centralized operation of the National Grid, executed by the National System Operator (ONS).
(5)	An uncovered liability was recognized corresponding to the Company’s equity interest in Madeira Energia S.A. as a result of the judgment given in the arbitration proceedings (for more details see Note 16 to the financial statements).
(6)	Refers to a contract to provide plant operation and maintenance services.
(7)	This refers to the aggregate amounts of legal actions realized and legal actions provisioned arising from the agreement made between Aliança Geração, Vale S.A. and Cemig. The action is provisioned in the amount of R$149 (R$119 on December 31, 2020), of which Cemig’s portion is R$52 (R$41 on December 31, 2020).
(8)	A liability was recognized corresponding to the Company’s interest in the share capital of Hidrelétrica Itaocara, due to its negative equity (see Note 16).
(9)	This refers to a contract for development of management software between Cemig D and Axxiom Soluções Tecnológicas S.A., instituted in Aneel Dispatch 2657/2017;
(10)	The contracts of Forluz are updated by the Expanded Customer Price Index (Índice Nacional de Preços ao Consumidor Amplo, or IPCA) calculated by the Brazilian Geography and Statistics Institute (IBGE) plus interest of 6% p.a. and will be amortized up to the business year of 2031 (see Note 24).
(11)	The Company’s contributions to the pension fund for the employees participating in the Mixed Plan, and calculated on the monthly remuneration, in accordance with the regulations of the Fund.
(12)	Funds for annual current administrative costs of the Pension Fund in accordance with the specific legislation of the sector. The amounts are estimated as a percentage of the Company’s payroll.
(13)	Rental of the Company’s administrative head office, in effect until August 2024 (able to be extended every five years, up to 2034), with annual inflation adjustment by the IPCA index and price reviewed every 60 months. On April 27, 2021, the Company signed with Forluz a contract amendment due to the transfer of Cemig Sim e Gasmig facilities to Júlio Soares building, reducing the Company’s rent expenses. On September 20, 2021 the lease contract was adjusted upward by 9.68%, corresponding to accumulated IPCA inflation over the prior 12 months.
(14)	Post-employment obligations relating to the employees’ health and dental plan (see Note 24).

Dividends receivable from equity investees

Dividends receivable from Company’s equity investees are as follows:

Dividends receivable	2021	2020
Light	71	71
Aliança Geração	225	114
Taesa	32	—
Others (1)	7	3
	335	188

(1)	The subsidiaries grouped in ‘Others’ are identified in the table above under “Interest on Equity, and Dividends”.

Guarantees on loans, financing and debentures

Cemig has provided guarantees on loans, financing and debentures of the following related parties – not consolidated in the financial statements because they relate to jointly controlled entities or affiliated companies:

Related party	Relationship	Type	Objective	2021	Maturity
Norte Energia (NESA) (1)	Jointly controlled	Surety	Financing	2,543	2042
Norte Energia (NESA) / Light (2)	Jointly controlled	Counter-guarantee	Financing	684	2042
Santo Antônio Energia S.A. (3)	Affiliated	Surety	Debentures	491	2037
Santo Antônio Energia S.A.	Affiliated	Guarantee	Financing	1,105	2034
Norte Energia (NESA)	Jointly controlled	Surety	Debentures	75	2030
				4,898

(1)	Related to Norte Energia financing.
(2)	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia financing.
(3)	Corporate guarantee given by Cemig to Saesa.

At December 31, 2021, Management believes that there is no need to recognize any provisions in the Company’s financial statements for the purpose of meeting any obligations arising under these sureties and/or guarantees, except for those related to Santo Antônio Energia S.A.. For more details, see Note 16.

Purchase of energy guarantee

In the Financing Instruments of Santo Antônio Energia S.A., the Company granted a guarantee of trading of this investee’s production, until 57.42 MWaverage per year, for a minimum annual revenue of R$66, with base date December 31, 2007, adjusted by the IPCA inflation index, during the period from May 1, 2027 until conclusion of settlement of the obligations arising from those Financing Instruments. Additionally, a guarantee was given for trading of the Assured Energy of this investee, 6.04 MW average, for the period from January 1, 2030 up to completion of settlement of the obligations arising from those financing instruments.

Cash investments in FIC Pampulha – the investment fund of Cemig and its subsidiaries and affiliates

Cemig and its subsidiaries and jointly controlled entities invest part of their financial resources in an investment fund which has the characteristics of fixed income and obeys the Company’s cash investment policy. The amounts invested by at December 31, 2021, are reported as cash and cash equivalent, marketable securities, or as a deduction of debentures account balances.

The funds applied are allocated only in public and private fixed income securities, subject only to credit risk, with various maturity periods, obeying the unit holders’ cash flow needs.

Remuneration of key management personnel

The total costs of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors in 2021, 2020 and 2019, are within the limits approved at a General Shareholders’ Meeting, and the effects on the income statements of the years ended, are as follows:

	2021	2020	2019
Remuneration	28	27	25
Profit sharing	4	9	6
Pension plans	2	1	1
Total	34	37	32